Condensed Consolidated Statements of Income (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Investment advisory and services fees	$ 449,250			$ 464,332														$ 1,352,152	$ 1,313,755	$ 1,772,257	$ 1,916,419	$ 2,051,692
Bernstein research services	107,355			100,637														331,811	309,988	413,707	437,414	430,521
Distribution revenues	113,968			105,605														353,488	293,702	401,706	351,621	338,597
Dividend and interest income	4,419			5,071														13,399	14,458	21,286	21,499	22,902
Investment gains (losses)	6,460			7,210														21,761	27,316	29,202	(82,081)	(1,410)
Other revenues	25,272			26,154														79,027	75,283	101,801	107,569	109,803
Total revenues	706,724			709,009														2,151,638	2,034,502	2,739,959	2,752,441	2,952,105
Less: Interest expense	646			851														2,163	2,372	3,222	2,550	3,548
Net revenues	706,078	704,607		708,158		642,163		681,809		624,978		641,529		727,994		755,390		2,149,475	2,032,130	2,736,737	2,749,891	2,948,557
Expenses:
Employee compensation and benefits	302,526			300,869														910,248	876,233	1,168,645	1,246,898	1,320,495
Promotion and servicing:
Distribution-related payments	101,368			94,779														322,034	260,768	367,090	302,684	286,676
Amortization of deferred sales commissions	10,363			10,658														31,762	29,096	40,262	37,675	47,397
Other	48,140			47,514														155,464	149,023	202,191	219,197	193,822
General and administrative:
General and administrative	104,770			135,729														314,520	389,949	508,364	533,578	516,185
Real estate charges	24,125			168,086														26,698	184,142		400
Interest on borrowings	612			877														2,388	2,602	3,429	2,545	2,078
Amortization of intangible assets	5,556			5,467														16,891	16,146	21,353	21,417	21,344
Total expenses	597,460			763,979														1,780,005	1,907,959	2,534,372	2,958,360	2,489,695
Operating income (loss)	108,618			(55,821)														369,470	124,171	202,365	(208,469)	458,862
Income taxes.	7,257			(7,572)						(20,300)								27,988	4,969	13,764	3,098	38,523
Net income (loss)	101,361			(48,249)														341,482	119,202	188,601	(211,567)	427,099
Net income (loss) of consolidated entities attributable to non-controlling interests	1,413			(4,003)														6,304	1,985	(315)	(36,799)	(15,320)
Net income (loss) attributable to AllianceBernstein Unitholders	$ 99,948	$ 71,699		$ (44,246)		$ 74,185		$ 87,278		$ (516,360)		$ 90,981		$ 114,139		$ 136,472		$ 335,178	$ 117,217	$ 188,916	$ (174,768)	$ 442,419
Net income (loss) per AllianceBernstein Unit:
Basic (in dollars per share)	$ 0.37	$ 0.26	[1]	$ (0.16)	[1]	$ 0.26	[1]	$ 0.31	[1]	$ (1.84)	[1]	$ 0.32	[1]	$ 0.41	[1]	$ 0.49	[1]	$ 1.21	$ 0.42	$ 0.67	$ (0.62)	$ 1.59
Diluted (in dollars per share)	$ 0.37	$ 0.26	[1]	$ (0.16)	[1]	$ 0.26	[1]	$ 0.31	[1]	$ (1.84)	[1]	$ 0.32	[1]	$ 0.41	[1]	$ 0.48	[1]	$ 1.21	$ 0.42	$ 0.67	$ (0.62)	$ 1.58

[1]	Basic and diluted net income (loss) per unit are computed independently for each of the periods presented. Accordingly, the sum of the quarterly net income (loss) per unit amounts may not agree to the total for the year.